MOBIQUITHINGS SAS Narrative (Details) € in Thousands, $ in Thousands			12 Months Ended
	Sep. 02, 2015 USD ($)	Sep. 02, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 02, 2015 EUR (€)
Business Acquisition [Line Items]
Cash consideration			$ (9,471)	$ 0	$ 0
Goodwill			156,488	$ 103,966	$ 102,718
MobiquiThings SAS [Member]
Business Acquisition [Line Items]
Cash consideration	$ 15,216	€ 13,506
Contingent Consideration	$ 529					€ 470
Business Acquisition, Effective Date of Acquisition	Sep. 02, 2015	Sep. 02, 2015
Goodwill	$ 11,179					9,922
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			800
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			$ 200
Maximum [Member] | MobiquiThings SAS [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability, Current | €						€ 12,000